HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------

Dear Shareholder:

The Equity Fund for Insurance Companies returned 13.7% for the six months ended December 31, 1995. The U.S. equity market ascended to new highs, as one of the great years for financial assets came to a close. Solid growth, high capacity utilization, relatively low inflation combined with a government verbally committed to spending restraint resulted in the second best bond market in history. Good growth in corporate earnings in this lower interest rate environment was a powerful stimulus for equity valuations. The Fund's performance has come from positive returns in all sectors, with financials the standout winners, followed by utilities, healthcare and capital spending. We maintained our maximum allocation in financials for most of the six month period, and the Fund benefited significantly from this overweighting because of the out-performance within the sector. Our current positioning represents an effort on our part to concentrate assets in issues and industries where we believe there is sustainable free cash-flow, reasonable valuation, and the prospect of continued dividend growth in 1996.

The Fund's investment characteristics at December 31, 1995 provide a lower risk profile than the general market as measured by the S&P 500 Index. The Fund's dividend yield is 3.5% versus 2.3% for the market and the projected price/earnings ratio is 11.4x versus 15.8x. Looking ahead, we believe high dividend-yielding, low P/E stocks of companies with strong balance sheets will provide superior return for the lower risk. We will continue to manage the portfolio by adherence to our investment disciplines which emphasize these lower risk characteristics.

George Wiley                             Gail Bardin
Managing Director, Hotchkis and Wiley    Managing Director, Hotchkis and Wiley
Portfolio Manager                        Portfolio Manager

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 1995

COMMON STOCKS--92.5%                                                    SHARES       VALUE*
----------------------------------------------------------------------------------------------
AEROSPACE--1.8%
     Lockheed Martin Corporation......................................   1,800     $   142,200
     Rockwell International Corporation...............................   5,100         269,663
                                                                                   -----------
                                                                                       411,863
                                                                                   -----------
AUTO PARTS--0.7%
     Arvin Industries, Incorporated...................................   9,400         155,100
                                                                                   -----------
AUTO-RELATED--1.3%
     Dana Corporation.................................................  10,000         292,500
                                                                                   -----------
AUTOS & TRUCKS--5.3%
     Ford Motor Company...............................................  23,300         657,700
     General Motors Corporation.......................................  10,200         539,325
                                                                                   -----------
                                                                                     1,215,025
                                                                                   -----------
BANKS--8.2%
     BankAmerica Corporation..........................................   3,600         233,100
     The Chase Manhattan Corporation..................................   4,600         278,875
     Comerica Inc.....................................................   8,100         325,013
     First Chicago NBD Corporation....................................   9,700         383,150
     First of America Bank Corporation................................   4,700         208,563
     KeyCorp..........................................................   5,800         210,250
     NationsBank Corporation..........................................   3,200         222,800
                                                                                   -----------
                                                                                     1,861,751
                                                                                   -----------
BUILDING & FOREST PRODUCTS--2.0%
     Weyerhaeuser Company.............................................  10,600         458,450
                                                                                   -----------
CHEMICALS--2.4%
     Dow Chemical Company.............................................   4,700         330,763
     Dupont (E.I.) De Nemours & Company...............................   3,000         209,625
                                                                                   -----------
                                                                                       540,388
                                                                                   -----------
COAL & GAS--2.0%
     Eastern Enterprises..............................................  13,000         458,250
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED
December 31, 1995

                                                                        SHARES       VALUE*
                                                                        ------     -----------
DIVERSIFIED--5.3%
     Hanson PLC, ADR..................................................  22,000     $   335,500
     Ogden Corporation................................................  11,500         245,813
     Olin Corporation.................................................   2,700         200,475
     Tenneco, Incorporated............................................   8,500         421,813
                                                                                   -----------
                                                                                     1,203,601
                                                                                   -----------
DRUGS--3.6%
     American Home Products Corporation...............................   3,000         291,000
     Baxter International, Incorporated...............................   7,200         301,500
     Merck & Company, Incorporated....................................   3,500         230,125
                                                                                   -----------
                                                                                       822,625
                                                                                   -----------
FINANCIAL SERVICES--5.9%
     Great Western Financial Corporation..............................  15,300         390,150
     H.F. Ahmanson & Company..........................................  13,200         349,800
     Household International, Incorporated............................   6,100         360,663
     Transamerica Corporation.........................................   3,300         240,488
                                                                                   -----------
                                                                                     1,341,101
                                                                                   -----------
FOOD--1.5%
     Anheuser-Busch Companies, Incorporated...........................   5,200         347,750
                                                                                   -----------
INSURANCE--5.8%
     Aetna Life & Casualty Company....................................   4,400         304,700
     Allstate Corporation.............................................   5,005         205,831
     Aon Corporation..................................................   7,000         349,125
     Lincoln National Corporation.....................................   4,300         231,125
     SAFECO Corporation...............................................   6,000         207,000
     USLIFE Corporation...............................................   1,000          29,875
                                                                                   -----------
                                                                                     1,327,656
                                                                                   -----------
MACHINERY--2.7%
     Deere & Company..................................................  11,400         401,850
     Harsco Corporation...............................................   3,700         215,063
                                                                                   -----------
                                                                                       616,913
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED
December 31, 1995

                                                                        SHARES       VALUE*
                                                                        ------     -----------
METALS & MINING--3.6%
     Aluminum Company of America......................................   9,000     $   475,875
     Reynolds Metals Company..........................................   6,200         351,075
                                                                                   -----------
                                                                                       826,950
                                                                                   -----------
OIL--DOMESTIC--3.6%
     Ashland Inc......................................................   7,200         252,900
     Atlantic Richfield Company.......................................   1,000         110,750
     Sun Company......................................................   6,710         183,686
     USX-Marathon Group...............................................  13,900         271,050
                                                                                   -----------
                                                                                       818,386
                                                                                   -----------
OIL--INTERNATIONAL--0.9%
     Chevron Corporation..............................................   4,000         210,000
                                                                                   -----------
PAPER--3.5%
     International Paper Company......................................   9,400         356,025
     Union Camp Corporation...........................................   4,000         190,500
     Westvaco Corporation.............................................   9,000         249,750
                                                                                   -----------
                                                                                       796,275
                                                                                   -----------
PHOTOGRAPHY & OPTICAL--1.8%
     Eastman Kodak Company............................................   6,000         402,000
                                                                                   -----------
PROFESSIONAL SERVICES--0.6%
     PHH Group........................................................   3,200         149,600
                                                                                   -----------
RAILROADS--2.5%
     Conrail, Incorporated............................................   4,000         280,000
     Norfolk Southern Corporation.....................................   3,600         285,750
                                                                                   -----------
                                                                                       565,750
                                                                                   -----------
RETAIL--GENERAL--7.4%
     J.C. Penney Co., Incorporated....................................   9,800         466,725
     Kmart Corporation................................................  25,100         181,975
     May Department Stores Company....................................  10,600         447,850
     Melville Corporation.............................................   6,100         187,575
     Sears, Roebuck & Company.........................................   7,400         288,600
     Woolworth Corporation............................................   8,300         107,900
                                                                                   -----------
                                                                                     1,680,625
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED
December 31, 1995

                                                                        SHARES       VALUE*
                                                                        ------     -----------
SAVINGS & LOANS--1.0%
     Federal National Mortgage Corporation............................   1,900     $   235,838
                                                                                   -----------
STEEL--1.4%
     USX-U.S. Steel Group.............................................  10,200         313,650
                                                                                   -----------
TELECOMMUNICATIONS--0.8%
     Harris Corporation...............................................   3,500         191,188
                                                                                   -----------
TOBACCO--4.3%
     American Brands, Incorporated....................................   9,200         410,550
     Philip Morris Companies, Incorporated............................   6,300         570,150
                                                                                   -----------
                                                                                       980,700
                                                                                   -----------
TRUCKING--0.9%
     Ryder System, Incorporated.......................................   8,000         198,000
                                                                                   -----------
UTILITY--ELECTRIC--7.8%
     CMS Energy Corporation...........................................  12,000         358,500
     The Detroit Edison Company.......................................   4,000         138,000
     Entergy Corporation..............................................   5,500         160,875
     Illinova Corporation.............................................   6,500         195,000
     New York State Electric & Gas Corporation........................   5,300         137,138
     Peco Energy Company..............................................  11,300         340,413
     Public Service Enterprises Group.................................  11,000         336,875
     SCEcorp..........................................................   6,000         106,500
                                                                                   -----------
                                                                                     1,773,301
                                                                                   -----------
UTILITY--GAS PIPELINE--0.9%
     British Gas PLC, ADR.............................................   2,053         209,663
                                                                                   -----------
UTILITY--TELEPHONE--3.0%
     NYNEX Corporation................................................   4,900         264,600
     Pacific Telesis Group............................................  11,000         369,875
     US West Incorporated.............................................   1,400          50,050
                                                                                   -----------
                                                                                       684,525
                                                                                   -----------
     Total common stocks (cost $17,680,834)...........................              21,089,424
                                                                                   -----------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED), CONTINUED
December 31, 1995

                                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--7.3%                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES+--7.3%
     Eli Lilly & Company, 5.3155%, due 12/31/2031...................    500,000     $   500,000
     General Mills, Inc., 5.49%, 12/31/2031.........................    156,095         156,095
     Sara Lee Corporation, 5.4671%, due 12/31/2031..................    500,000         500,000
     Warner Lambert, Inc., 5.458%, due 12/31/2031...................    500,000         500,000
                                                                                    -----------
     Total demand notes (cost $1,656,095)...........................                  1,656,095
                                                                                    -----------
Total investments--99.8% (cost $17,680,834)**.......................                 22,745,512
Other assets in excess of liabilities--(0.2%).......................                     48,190
                                                                                    -----------
     TOTAL NET ASSETS--100.0%.......................................                $22,793,709
                                                                                    ===========

---------------

    *See Note 1 of Notes to Financial Statements

   **Cost for federal income tax purposes is the same.
    +Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate changes periodically on specified dates. The rate listed is as of December 31, 1995.
ADR--American Depository Receipts

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 1995

ASSETS:
     Investments, at value (cost $19,336,930)...................................  $22,745,513
     Dividends and interest receivable..........................................       57,098
     Receivable from Advisor....................................................       14,313
                                                                                  -----------
          Total assets..........................................................   22,816,924
                                                                                  -----------
LIABILITIES:
     Accrued expenses and other liabilities.....................................       23,221
                                                                                  -----------
          Net assets............................................................  $22,793,703
                                                                                  ===========
NET ASSETS CONSIST OF:
     Paid in capital............................................................   19,023,165
     Undistributed net investment income........................................       77,051
     Undistributed net realized gains on investments............................      284,904
     Net unrealized appreciation on investments.................................    3,408,583
                                                                                  -----------
          Net assets............................................................  $22,793,703
                                                                                  ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value authorized)...........    1,798,281
          Net asset value per share.............................................  $     12.68
                                                                                  ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended December 31, 1995

INVESTMENT INCOME:
     Dividends*..................................................................  $  340,853
     Interest....................................................................      10,431
                                                                                   ----------
          Total Income...........................................................     351,284
                                                                                   ----------
EXPENSES:
     Advisory fee................................................................      50,961
     Legal and auditing fees.....................................................       4,619
     Custodian fees and expenses.................................................      10,201
     Transfer agent fees and expenses............................................       3,554
     Trustees' fees and expenses.................................................       1,237
     Reports to shareholders.....................................................          50
     Registration fees...........................................................       2,534
     Other expenses..............................................................       1,026
                                                                                   ----------
          Total expenses.........................................................      74,182
     Less: expense reimbursement.................................................     (23,221)
                                                                                   ----------
          Net expenses...........................................................      50,961
                                                                                   ----------
NET INVESTMENT INCOME............................................................     300,323
                                                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments............................................     658,274
     Net change in unrealized appreciation on investments........................   1,453,153
                                                                                   ----------
          Net gain on investments................................................   2,111,427
                                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................................  $2,411,750
                                                                                   ==========
---------------
*net of Foreign Taxes withheld...................................................  $    1,693
                                                                                   ==========

See Notes to the Financial Statements

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED
                                                            DECEMBER 31,1995           YEAR ENDED
                                                               (UNAUDITED)            JUNE 30, 1995
                                                            -----------------         -------------
OPERATIONS:
     Net investment income................................     $   300,323             $   515,636
     Net realized gain on securities transactions.........         658,274                  53,938
     Net change in unrealized appreciation of
       securities.........................................       1,453,153               2,320,505
                                                               -----------             -----------
          Net increase in net assets resulting from
            operations....................................       2,411,750               2,890,079
                                                               -----------             -----------
NET EQUALIZATION CREDITS..................................               0                  48,905
                                                               -----------             -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income................................        (329,594)               (458,833)
     Net realized gain on securities transactions.........        (378,446)                (37,220)
                                                               -----------             -----------
          Total dividends and distributions...............        (708,040)               (496,053)
                                                               -----------             -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold........................       3,000,000               3,960,772
     Shares issued in connection with payment of
       dividends..........................................         708,040                 496,053
     Cost of shares redeemed..............................          (7,500)                (59,677)
                                                               -----------             -----------
          Net increase in net assets from Fund share
            transactions..................................       3,700,540               4,397,148
                                                               -----------             -----------
TOTAL INCREASE IN NET ASSETS..............................       5,404,250               6,840,079
NET ASSETS:
     Beginning of period..................................      17,389,453              10,549,374
                                                               -----------             -----------
     End of period*.......................................     $22,793,703             $17,389,453
                                                               ===========             ===========
*Including undistributed net investment income of:........     $    77,051             $    54,604
                                                               ===========             ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold..........................................         234,558                 400,117
     Shares issued in connection with payment of
       dividends..........................................          56,581                  46,972
     Shares redeemed......................................            (603)                 (5,704)
                                                               -----------             -----------
          Net increase....................................         290,536                 441,385
                                                               ===========             ===========

See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1995

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. In addition to the Fund, the Trust also offers the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, and the Total Return Bond Fund. The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the mean of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. The Fund will always receive and maintain as collateral securities having a market value, including accrued interest, at least equal to 100% of the amount of the repurchase agreement, and the Fund will make payment for such securities only upon delivery or evidence of book entry transfer of the collateral to the Fund's custodian.

               OTHER: Security and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to common stock.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
December 31, 1995

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

               EQUALIZATION: The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Fund's shares. Effective July 1, 1995, the Fund discontinued the practice of equalization.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average net assets, and 0.50% of average net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the Advisory fee. For the six months ended December 31, 1995, the Advisor paid $23,221 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1995 were $5,089,562 and $3,067,137, respectively.

               At December 31, 1995 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $3,408,598, of which $4,018,179 related to appreciated securities and $609,596 related to depreciated securities.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                           JANUARY 29, 1993+
                                    SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED           THROUGH
                                    DECEMBER 31, 1995    JUNE 30, 1995    JUNE 30, 1994      JUNE 30, 1993
                                    -----------------    -------------    -------------    ------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................      $ 11.53            $  9.89          $ 10.31            $ 10.00
                                         -------            -------          -------            -------
  Income from Investment
     Operations:
     Net investment income.........         0.19               0.41             0.40               0.16
     Net realized and unrealized
       gain (loss) on
       investments.................         1.38               1.59            (0.24)              0.30
                                         -------            -------          -------            -------
     Total from investment
       operations..................         1.57               2.00             0.16               0.46
                                         -------            -------          -------            -------
  Less Distributions:
     Dividends (from net investment
       income).....................        (0.19)             (0.34)           (0.38)             (0.15)
     Dividends in excess of net
       investment income...........        (0.01)                --               --                 --
     Distributions (from capital
       gains)......................        (0.22)             (0.02)           (0.20)             (0.00)
                                         -------            -------          -------            -------
     Total Distributions...........        (0.42)             (0.36)           (0.58)             (0.15)
                                         -------            -------          -------            -------
Net Asset Value, End of Period.....      $ 12.68            $ 11.53          $  9.89            $ 10.31
                                         =======            =======          =======            =======
RATIOS/SUPPLEMENTAL DATA:
Total Return.......................        13.71%##           20.62%            1.38%             11.45%#
Net assets, end of period
  (millions).......................        $22.8              $17.4            $10.5               $7.1
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............         0.78#              1.05%            1.20%              1.45%#
     After expense reimbursement...         0.54%#             0.58%            0.60%              0.60%#
Ratio of net income to average net
  assets:
     Before expense
       reimbursement...............         2.93%#             3.58%            3.32%              2.81%#
     After expense reimbursement...         3.17%#             4.03%            3.91%              3.66%#
     Portfolio turnover............           17%                29%              26%                 2%

---------------

 + Commencement of operations.

 # Annualized.

## Not Annualized.

See Notes to Financial Statements.